Fair Value Measurement (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Natural gas liquids | Swaps | Minimum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	6.72	6.72
Natural gas liquids | Swaps | Maximum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	95.24	95.24
Commodity Price Hedges
Quantitative Information About Level 3 Fair Value Measurements
Fair Value	$ (5,725)	$ (14,347)
Discounted cash flow approach | Level 3 | Commodity Price Hedges | Natural gas liquids | Swaps
Quantitative Information About Level 3 Fair Value Measurements
Fair Value	$ (438)
Discounted cash flow approach | Level 3 | Commodity Price Hedges | Natural gas liquids | Swaps | Minimum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	6.72
Discounted cash flow approach | Level 3 | Commodity Price Hedges | Natural gas liquids | Swaps | Maximum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	72.52